Note Payable	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Note Payable

Note 13 — Note Payable

On July 1, 2022, the Company entered into a note payable with a third party for the purpose of financing its Directors and Officers insurance policy. The unsecured loan at inception was $487,500 for a period of ten months with a 2.5% fixed interest rate. The note payable was fully paid off at March 31, 2024, and the balance of the note payable at March 31, 2023 was $146,250. Interest expense for the years ended March 31, 2024 and 2023 was $3,656 and $8,531, respectively. There was no accrued interest at March 31, 2024 and 2023.